Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-based Compensation [Abstract]
Schedule of Total Share-Based Compensation Expense to Equity-Based Awards	The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the six months ended June 30, 2024, and 2023 is comprised as follows:
	Six months ended June 30,
	2024	2023

Research and development expenses	$104	$57
Marketing, general and administrative expenses	229	395
Total share-based compensation	$333	$452
The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2023 and 2022 is comprised as follows:
	Year ended December 31,
	2023	2022	2021
Research and development expenses	$107	$100	$323
Marketing, general and administrative expenses	1,032	1,502	2,434
Total share-based compensation	$1,139	$1,602	$2,757

Schedule of Binomial Option-Pricing Model Used for the Fair Value Measurement

The following table lists the inputs to the binomial option-pricing model used for the fair value measurement of equity-settled share options for the above Options Plans for the years 2023 and 2022:

	December 31,
	2023	2022	2021
Dividend yield	0%	0%	0%
Expected volatility of the share prices	107%	84%	110%
Risk-free interest rate	4.2%	2.1%	1.7%
Expected term (in years)	10	10%	10

Schedule of Restricted Shares Units Activity	The following table summarizes the number of options granted to employees under the Option Plans for the year ended December 31, 2023 and related information:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Balance as of December 31, 2022	28,919,600	$0.8	7.07	$12

Granted	97,548,400	1.81	9.2	434
Expired	(27,976,800)	0.8	7.07	4,533
Balance as of December 31, 2023	98,491,200	1.7	9.9	12
Exercisable as of December 31, 2023	942,800	$70	10	$181

Schedule of Outstanding and Exercisable Options Granted	The following table summarizes information about the Company’s outstanding and exercisable options granted to employees as of December 31, 2023:
Exercise price	Options outstanding as of December 31, 2023	Weighted average remaining contractual term (years)	Options exercisable as of December 31, 2023	Weighted average remaining contractual term (years)
$ 0.004 – 0. 19	98,491,200	9.09	942,800	10
	98,491,200		942,800

Schedule of Restricted Shares Units Activity	A summary of ADSs restricted shares units activity for the year ended December 31, 2023 is as follows:
	Number of restricted shares	Weighted average grant date fair value
Balance as of December 31, 2022	107,768	6.49

Granted	205,458	1.62
Vested	(1,609)	34
Forfeited	(6,581)	6.49

Balance as of December 31, 2023	305,036	3.06